UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013
                                                 ---------------------------

Check here if Amendment [ ]; Amendment Number:       ------------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:      The Carlyle Group L.P.
          -------------------------------------------------
Address:   1001 Pennsylvania Avenue, NW
          -------------------------------------------------
           Suite 220 S.
          -------------------------------------------------
           Washington, DC  20004-2505
          -------------------------------------------------

Form 13F File Number:  28- 15025
                           -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel A. D'Aniello
          -------------------------------------------------
Title:     Managing Director
          -------------------------------------------------
Phone:     202-729-5626
          -------------------------------------------------

Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for Daniel A. D'Aniello*         Washington, DC        May 15, 2013
-------------------------------------  ------------------  --------------------
           Signature                       City, State             Date
*Signed pursuant to a Power Of Attorney dated May 7, 2012, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by The Carlyle Group L.P.

** The Carlyle Group L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or

16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
  Form 13F File Number           Name

28-
    -----------------------    ---------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2
                                        ---------------------------

Form 13F Information Table Entry Total:   31
                                        ---------------------------

Form 13F Information Table Value Total:   $12,752,693
                                        ---------------------------
                                                 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number           Name

1         28-12429                        Carlyle Investment Management L.L.C.
-----        -------------------------    --------------------------------------

2         28-15024                        CIM Global, L.L.C.
-----        -------------------------    --------------------------------------


Explanatory Note:


The Carlyle Group L.P. is managed by its general partner, Carlyle Group Management L.L.C., which is in turn wholly-owned and controlled by Carlyle's senior professionals


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

   COLUMN 1          COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5            COLUMN 6       COLUMN 7         COLUMN 8
                                                VALUE      SHRS OR     SH/    PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT     PRN    CALL   DISCRETION     MANAGERS    SOLE   SHARED   NONE

Allison           Com               01973R101  $1,809,123  75,348,750   SH     --     Shared-          1              75,348,750
Transmission                                                                          Defined
Hldgs I

Atlas Resource    Com Unt Ltd Pr    04941A101  $183,265    7,576,047    SH     --     Shared-          1               7,576,047
Partners LP                                                                           Defined

BankUnited Inc    Com               06652K103  $224,435    8,760,145    SH     --     Shared-          1               8,760,145
                                                                                      Defined

Booz Allen        Cl A              099502106  $1,233,921  91,809,598   SH     --     Shared-          1              91,809,598
Hamilton Hldg                                                                         Defined
Cor

Boston Private    Com               101119105  $76,629     7,756,022    SH     --     Shared-          1               7,756,022
Finl Hldgs In                                                                         Defined

Central Pac Finl  Com               154760409  $148,571    9,463,095    SH     --     Shared-          1               9,463,095
Corp                                                                                  Defined

China Recycling   Com               168913101  $13,339     12,465,938   SH     --     Shared-          1, 2           12,465,938
Energy Corp                                                                           Defined

Cobalt Intl       Com               19075F106  $1,407,355  49,906,206   SH     --     Shared-          1              49,906,206
Energy Inc                                                                            Defined

Concord Med       Sponsored ADR     206277105  $37,950     8,724,233    SH     --     Shared-          1, 2            8,724,233
Svcs Hldgs Ltd                                                                        Defined

Enduro Rty Tr     Tr Unit           29269K100  $317,196    19,800,000   SH     --     Shared-          1              19,800,000
                                                                                      Defined

F N B United      Com               302519202  $48,120     4,930,313    SH     --     Shared-          1               4,930,313
Corp                                                                                  Defined

Fairpoint
Communications    Com               305560302  $255        34,202       SH     --     Shared-          1                  34,202
Inc                                                                                   Defined

Freescale
Semiconductor     SHS Old           G3727Q101  $2,920,478  196,136,895  SH     --     Shared-          1, 2          196,136,895
Hldg                                                                                  Other**

Genesee & Wyo     Cl A              371559105  $557,192    5,984,232    SH     --     Shared-          1               5,984,232
Inc                                                                                   Defined

Hampton Roads     Com               409321502  $55,542     42,398,583   SH     --     Shared-          1              42,398,583
Bankshares Inc                                                                        Defined

Hertz Global      Com               42805T105  $49,171     2,208,961    SH     --     Shared-          1, 2            2,208,961
Holdings Inc                                                                          Defined

Hertz Global      Com               42805T105  $403,416    18,122,911   SH     --     Shared-          1              18,122,911
Holdings Inc                                                                          Defined

Lear Corp         Com               521865204  $18,525     337,618      SH     --     Shared-          1                 337,618
                                                                                      Defined

Magnachip         Com               55933J203  $7,058      407,768      SH     --     Shared-          1                 407,768
Semiconductor                                                                         Defined
Corp

Nielsen Holdings  Com               N63218106  $251,333    7,016,557    SH     --     Shared-          1, 2            7,016,557
N V                                                                                   Defined

Nielsen Holdings  Com               N63218106  $1,144,961  31,964,301   SH     --     Shared-          1              31,964,301
N V                                                                                   Defined

Niska Gas
Storage Partners  Unit Ltd Liabi    654678101  $218,860    16,992,245   SH     --     Shared-          1              16,992,245
L                                                                                     Defined

RTI Intl Metals   Com               74973W107  $64,382     2,031,615    SH     --     Shared-          1               2,031,615
Inc                                                                                   Defined

Sandridge Energy  Com               80007P307  $270,725    51,370,888   SH     --     Shared-          1              51,370,888
Inc                                                                                   Defined

SS&C              Com               78467J100  $448,795    14,969,799   SH     --     Shared-          1              14,969,799
Technologies                                                                          Defined
Hldgs Inc

Superior Energy   Com               868157108  $23,761     914,934      SH     --     Shared-          1                 914,934
Svcs Inc                                                                              Defined

Weatherford       Reg Shs           H27013103  $12,140     1,000,000    SH     --     Shared-          1               1,000,000
International Lt                                                                      Defined

Wesco Aircraft    Com               950814103  $787,228    53,480,184   SH     --     Shared-          1              53,480,184
Hldgs Inc                                                                             Defined

Willbros Group    Com               969203108  $9,821      1,000,141    SH     --     Shared-          1               1,000,141
Inc                                                                                   Defined

YRC Worldwide     Note 10.000% 3/3  984249AB8  $6,401      12,459,989   PRN    --     Shared-          1              12,459,989
Inc                                                                                   Defined

YRC Worldwide     Com Par $.01      984249607  $2,745      363,642      SH     --     Shared-          1                 363,642
Inc                                                                                   Defined

                                LIST OF EXHIBITS


EXHIBIT NO.       DESCRIPTION
-----------       -----------

    99            Power of Attorney

                                   EXHIBIT 99


                               POWER OF ATTORNEY
                               -----------------

The undersigned understands that, from time to time, the Carlyle Companies (defined below) are required to prepare, execute and file certain federal and state securities laws filings.

     Know all by these presents, that the undersigned hereby constitutes and appoints each of Curt Buser, Jeff Ferguson, David Pearson, Catherine Ziobro, R. Rainey Hoffman, Joanne Cosiol, Monica Harris, Jeremy Anderson, Bruno De Gusmao, Ann Siebecker, Andrea Pekala, Tom Mayrhofer, Orit Mizrachi, John Beczak, Rick Kappler, Matt LoRusso, Rob Konigsberg, James Sloan, Anne Frederick, Norma Kuntz, Victoria Jong, Erica Herberg or any of them signing singly, and with full power of substitution, the undersigned's true and lawful attorney-in-fact to:

     (1) prepare, execute in the name of each Carlyle Company and on behalf of each Carlyle Company, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of Forms D ("Form D") required to be filed in accordance with Rule 503 ("Rule 503") promulgated with respect to Sections 4(2), 4(6) and 3(b) of the Securities Act of 1933 (the "1933 Act") and reports required by Sections 13(d) and 16(a) of the Securities Exchange Act of 1934 (the "1934 Act") or any rule or regulation of the SEC;

     (2) prepare and execute for and on behalf of each Carlyle Company, in the undersigned's capacity as a Chairman, authorized person, officer and/or director of each Carlyle Company, federal and state securities laws filings including without limitation Forms D pursuant to Rule 503 and Schedules 13D and 13G and Forms 3, 4, and 5 in accordance with Sections 13(d) and 16(a) of the 1934 Act and the rules thereunder;

     (3) do and perform any and all acts for and on behalf of each Carlyle Company which may be necessary or desirable to complete and execute any such federal and state securities laws filings including without limitation Forms D, Schedules 13D and 13G and Forms 3, 4, and 5, complete and execute any amendment or amendments thereto, and timely file such form with the SEC and the securities administrators of any state, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the United States Virgin Islands or their designees and any stock exchange or similar authority; and

     (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted, whether the same needs to be executed, taken or done by him in his capacity as a current or former member, partner, shareholder, director or officer of any company, partnership, corporation, organization, firm, branch or other entity connected with, related to or affiliated with any of the entities constituting the Carlyle Companies or entities that directly or indirectly hold interests in the Carlyle Companies.

     The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with federal and state securities laws, including without limitation Rule 503 of the 1933 Act or
Section 13 and Section 16 of the 1934 Act.

     This Power of Attorney and all authority conferred hereby shall not be terminated by operation of law, whether by the death or incapacity of the undersigned or by occurrence of any other event. Actions taken by an attorney-in-fact pursuant to this Power of Attorney shall be as valid as if any event described in the preceding sentence had not occurred, whether or not the attorney-in-fact shall have received notice of such event. Notwithstanding the foregoing, (i) in the event that an attorney-in-fact is no longer employed by The Carlyle Group Employee Co., L.L.C. or its affiliates, this Power of Attorney and all authority conferred hereby shall be immediately terminated with respect to such Attorney, and (ii) the undersigned may terminate or revoke this Power of Attorney at any time.

     For purposes hereof, the "Carlyle Companies" shall consist of: (i) Carlyle Group Management L.L.C., The Carlyle Group L.P., Carlyle Holdings I GP Inc., Carlyle Holdings I GP Sub L.L.C., Carlyle Holdings I L.P., Carlyle Holdings II GP L.L.C., Carlyle Holdings II L.P., Carlyle Holdings III GP Management L.L.C., Carlyle Holdings III GP L.P., Carlyle Holdings III GP Sub L.L.C., Carlyle Holdings III L.P., TC Group Sub L.P., TC Group Investment Holdings Sub L.P., TC Group Cayman Investment Holdings Sub L.P., TC Group Cayman Sub L.P. and (ii) the subsidiaries and affiliates of the foregoing in clause (i), including without limitation investment funds sponsored directly or indirectly by one or more of the Carlyle Companies.

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 7th day of May, 2012.


                                         /s/ Daniel A. D'Aniello
                                         -----------------------
                                         Name:   Daniel A. D'Aniello
                                         Title:  Chairman